Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other Asset [Abstract]
Deposits	$ 7,385	$ 10,689
Prepayments	3,047	2,084
Total other assets	10,432	12,773
Current	4,127	5,609	[1]
Non-current	$ 6,305	$ 7,164	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.